OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASES
Summary of supplemental information related to operating leases

	As of December 31,
	2021	2022
	RMB	RMB
Operating lease right-of-use assets	94,201,263	86,597,121

Operating lease liabilities—current	7,689,187	7,743,648
Operating lease liabilities—non-current	13,921,859	7,569,128
Total operating lease liabilities	21,611,046	15,312,776

	For the Year Ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	9,569,023	8,046,828
Right-of-use assets obtained in exchange for new operating lease liabilities	10,201,553	921,405
Right-of-use assets obtained in exchange for prepayment for land use right	26,550,000	—
Modification to operating lease liabilities	(11,469,923)	—

Schedule of maturities of lease liabilities under the Group's non-cancellable operating leases

As of December 31, 2022
RMB
Within 1 year	8,271,447
After 1 year but within 2 years	5,130,512
After 2 years but within 3 years	2,197,223
After 3 years but within 4 years	555,785
Total undiscounted lease payment	16,154,967
less: Imputed interest	(842,191)
Present value of lease liabilities	15,312,776